Cost of Sales (Details) - Schedule of cost of sales - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule Of Cost Of Sales Abstract
Product purchases, packaging and logistics	SFr 362,584	SFr 173,758
Employee benefit and expenses	150,438	89,238
Inventory write-down	930,833	1,977,558
Total cost of sales	SFr 1,443,855	SFr 2,240,554	[1]

[1]	Revised, see note 33.